Derivative financial instruments (Income (loss) recorded in comprehensive income) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Net changes in cash flow hedges, Income tax effect	$ 795	$ 8,348	$ 12,366	$ 13,440
Net change in fair value of derivatives, net of tax	(5,565)	(58,430)	(86,559)	(94,076)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives	(5,904)	(66,778)	(93,682)	(107,516)
Interest rate caps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives	$ (456)	$ 0	$ (5,243)	$ 0